Average Annual Total Returns			12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.19%		8.41%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			20.44%	5.13%		6.11%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.68%	4.63%		5.74%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.69%	4.08%		5.03%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			25.27%	5.50%		6.06%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			27.49%	6.54%		6.95%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric Emerging Markets Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			27.51%	6.62%		7.02%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | MSCI EAFE Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%		8.18%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.74%	5.41%		6.87%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.04%	4.10%		6.03%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.97%	4.13%		5.53%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			28.77%	6.81%		7.72%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			28.15%	6.26%		7.18%
Parametric International Funds Classess - A,C,I,R, & R6 | Parametric International Equity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			28.77%	6.82%		7.74%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	14.91%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.91%	9.33%	7.07%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	3.17%	2.41%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.99%	8.96%	8.83%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.88%	10.60%	8.89%
Performance Inception Date		Feb. 09, 2017
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.51%	9.39%	8.10%
Parametric Volatility Risk Premium - Defensive Fund | Parametric Volatility Risk Premium - Defensive Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	8.08%	6.99%

[1]
*	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.